Accrued Expenses - Summary of Detailed Information About of Accrued Expenses (Detail) - RUB (₽) ₽ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about accrued expenses [Abstract]
Holiday provision, including payroll related taxes	₽ 1,731	₽ 665
Employee bonuses, including payroll related taxes	1,507	309
Provision for reimbursements to third-party sellers	755	407
Refund liability	462	231
Tax provisions	239	65
Provision for legal claims	22	0
Total	₽ 4,716	₽ 1,677